Changes in accounting policies - Summary Of Restated Consolidated Statement Of Income (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue		₩ 18,624,651	₩ 17,740,716	₩ 16,873,960
Other income		99,648	102,821	71,950
Operating revenue and other income		18,724,299	17,843,537	16,945,910
Operating expenses:
Depreciation and amortization		3,991,083	3,856,662	3,126,118
Rent		173,294	154,843	529,453
Leased lines		294,722	263,367	309,773
Others		1,996,447	1,716,411	1,782,404
Operating expenses		17,619,665	16,836,279	16,112,059
Operating profit		1,104,634	1,007,258	833,851
Finance income		241,196	142,155	256,435
Finance costs		497,193	437,955	385,232
Gain relating to investments in subsidiaries, associates and joint ventures, net		1,028,403	449,543	3,270,912
Profit before income tax		1,877,040	1,161,001	3,975,966
Income tax expense		376,502	300,268	843,978
Profit for the year		₩ 1,500,538	₩ 860,733	₩ 3,131,988
Earnings per share:
Basic earnings per share (in won)		₩ 20,463	₩ 12,127	₩ 44,066
Diluted earnings per share (in won)		₩ 20,459	₩ 12,127	₩ 44,066
As reported [member]
Statement [Line Items]
Revenue	₩ 13,784,051		₩ 17,743,702
Other income	55,506		103,230
Operating revenue and other income	13,839,557		17,846,932
Operating expenses:
Depreciation and amortization	2,948,492		3,771,486
Rent	148,437		231,934
Leased lines	206,577		272,616
Others	9,535,803		12,570,003
Operating expenses	12,839,309		16,846,039
Operating profit	1,000,248		1,000,893
Finance income	90,985		141,977
Finance costs	324,952		429,758
Gain relating to investments in subsidiaries, associates and joint ventures, net	673,800		449,543
Profit before income tax	1,440,081		1,162,655
Income tax expense	305,405		300,713
Profit for the year	₩ 1,134,676		₩ 861,942
Earnings per share:
Basic earnings per share (in won)	₩ 15,218		₩ 12,144
Diluted earnings per share (in won)	₩ 15,215		₩ 12,144
Adjustments [member]
Statement [Line Items]
Revenue	₩ 1,322		₩ (2,986)
Other income	(641)		(409)
Operating revenue and other income	681		(3,395)
Operating expenses:
Depreciation and amortization	40,383		85,176
Rent	(31,272)		(77,091)
Leased lines	(1,857)		(9,249)
Others	(8,087)		(8,596)
Operating expenses	(833)		(9,760)
Operating profit	1,514		6,365
Finance income	46		178
Finance costs	7,780		8,197
Gain relating to investments in subsidiaries, associates and joint ventures, net	0
Profit before income tax	(6,220)		(1,654)
Income tax expense	(1,907)		(445)
Profit for the year	₩ (4,313)		₩ (1,209)
Earnings per share:
Basic earnings per share (in won)	₩ (59)		₩ (17)
Diluted earnings per share (in won)	₩ (59)		₩ (17)
Restated balance [member]
Statement [Line Items]
Revenue	₩ 13,785,373		₩ 17,740,716
Other income	54,865		102,821
Operating revenue and other income	13,840,238		17,843,537
Operating expenses:
Depreciation and amortization	2,988,875		3,856,662
Rent	117,165		154,843
Leased lines	204,720		263,367
Others	9,527,716		12,561,407
Operating expenses	12,838,476		16,836,279
Operating profit	1,001,762		1,007,258
Finance income	91,031		142,155
Finance costs	332,732		437,955
Gain relating to investments in subsidiaries, associates and joint ventures, net	673,800		449,543
Profit before income tax	1,433,861		1,161,001
Income tax expense	303,498		300,268
Profit for the year	₩ 1,130,363		₩ 860,733
Earnings per share:
Basic earnings per share (in won)	₩ 15,159		₩ 12,127
Diluted earnings per share (in won)	₩ 15,156		₩ 12,127